FORM N-23c-3 NOTIFICATION OF REPURCHASE OFFER
                           PURSUANT TO RULE 23c-3

         1.  Investment Company Act File Number 811 - 10473
Date of Notification:June 1, 2002
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         2.  Exact name of investment company as specified in registration statement: Advantage Advisers Multi-Sector Fund I
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         3.  Address of principal executive office:
622 Third Avenue, 8th Floor, New York, NY 10017
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                  (Number, Street, City, State, Zip Code)

         4.  Check on of the following:

         A. /X/ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

         B. /_/   The notifaction pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         C. /_/   The notification pertains to a periodic repurchase offer
under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

         By:        /s/ A. Tyson Arnedt
             -----------------------------------
                           (Name)

                        Vice President
             -----------------------------------
                          (Title)




                   ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                      COMMENCEMENT OF REPURCHASE OFFER



May 29, 2002

To:  Advantage Advisers Multi-Sector Fund I Selling Firms:

Beginning May 31, 2002, Advantage Advisers Multi-Sector Fund I (the "Fund") will be conducting its first quarterly repurchase offer. The offer commences May 31 and expires as of 4:00 pm Eastern time on June 28, 2002. Tendering shareholders will receive proceeds based on the net asset value of the Fund's shares on June 28, 2002.

Terms and conditions of the offer are contained in the attached Repurchase Offer and related Repurchase Offer Form, dated May 31, 2002. In connection with the repurchase offer, pursuant to the terms of your selling agreement with the Fund, account executives must (i) deliver to each client that owns Fund shares the repurchase offer materials no later than June 7, 2002; and
(ii) respond to client inquiries about procedures for tendering Fund shares. Copies of the repurchase offer are available on the Fund's broker-only website www.advantageadvisers.com.

The Fund is offering to repurchase up to five percent (5%) of its outstanding shares at net asset value on June 28, 2002. If more shares are tendered for repurchase than the Fund is offering, the Fund may (but is not obligated to) increase the number of shares the Fund is offering to repurchase by up to two percent (2%) of the outstanding shares on June 28, 2002.

If the Fund determines not to increase the number of shares to be repurchased, then the Fund will repurchase shares on a pro-rata basis. If such pro-ration is necessary, notice will be provided via Fund/SERV the next business day after the expiration of the offer (July 1).

Selling firms must tender account positions exclusively via NSCC Fund/SERV. All repurchase requests must be submitted on the expiration date of the offer, June 28 by no later than 7:30 pm ET. Requests for repurchase submitted to NSCC prior to June 28 will be rejected. Any orders submitted after that time will not be accepted for the current repurchase offer.

Please direct any questions regarding repurchases to the Fund's broker-only support line: 1-800-635-1404.




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May 31, 2002

Dear Advantage Advisers Multi-Sector Fund I Investor:

As an Advantage Advisers Multi Sector Fund I shareholder, you are entitled once a quarter to redeem shares. We want to notify you of the next upcoming opportunity to do so if you wish. Please disregard this notice unless you wish to redeem fund shares.

Between May 31 and June 28, 2002, you are entitled to request that the fund redeem shares you own. If you wish to do so, you should submit your request through your financial advisor, who can handle all the details for you. Your financial advisor may charge you a fee for this service.

Your request must be received in proper order no later than June 28, 2002 in order to honor it, and your request will receive a trade date and be executed at the fund's closing net asset value on June 28, 2002. You do not need to take any action if you do not wish to redeem fund shares.

All requests to redeem shares must be received in good order by 4:00 p.m. eastern time on June 28, 2002.

If you have questions about redeeming fund shares, please contact your financial advisor or refer to the enclosed Repurchase Offer which describes the process in greater detail.

Thank you for your continued confidence in Advantage Advisers Multi-Sector
Fund I.


Sincerely,


Howard M. Singer
Chairman





May 31, 2002



                   ADVANTAGE ADVISERS MULTI-SECTOR FUND I
                       June 28, 2002 REPURCHASE OFFER


1. The Offer. Advantage Advisers Multi-Sector Fund I is offering to repurchase up to five percent (5%) of its shares on June 28, 2002, at a price equal to the net asset value on that day. The terms of this offer are described below and in the fund's prospectus. The purpose of this offer is to provide you with liquidity since the fund is unaware of any secondary market that exists for your investment. The fund has not set any minimum number of shares for its repurchase offer.

2. Net Asset Value. The fund's NAV on May 28, 2002 was $23.65 per share. Because NAVs can fluctuate, please contact your financial advisor for the fund's latest NAV.

3. Repurchase Request Deadline. The fund must receive your request in proper form on or before 4:00 p.m., Eastern time, on June 28, 2002. You may withdraw or modify your repurchase request at any time prior to that time.

4. Repurchase Pricing Date. The fund will redeem shares at NAV on June 28, 2002.

5. Payment For Shares Repurchased. Redemption proceeds will be credited to your brokerage account no later than 7 days after the Repurchase Pricing Date.

6. Increase In Number Of Shares Repurchased: Pro Rata Repurchase. If share repurchase requests exceed the number of shares in the fund's offering, the fund may (but is not obligated to) increase the number of shares in its repurchase offer by up to two percent (2%). If share repurchase requests exceed the number of shares in the fund's expanded offer, the fund is required to repurchase tendered shares on a pro rata basis. As a result, there can be no assurance that the fund will be able to fulfill your entire request, even if you tender all shares held in your account. In this event, you may be unable to liquidate some or all of your investment, and you may have to wait until a later date to tender the shares that the fund was unable to repurchase. Until then, you would be subject to the risk of net asset value fluctuations.

7. Withdrawal Of Shares To Be Repurchased. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time, on June 28, 2002.

8. Suspension Or Postponement Of Repurchase Offer. The fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the fund's Board of Trustees, including a majority of the independent trustees. These circumstances are limited and include the following:

(a) if the repurchase would cause the fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) if the repurchase would cause shares of the fund that are subject to the repurchase offer that are either listed on a national exchange or quoted on an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

(c) for any period during which an emergency exists as a result of which it is not reasonably practicable for the fund to dispose of securities it owns or to determine the value of the fund's net assets;

(d) for any period that the Securities and Exchange Commission permits by order for the protection of shareholders; or

(e) during any period during which the New York Stock Exchange or any market on which Senior Loans are principally traded is closed, or trading on the New York Stock Exchange or such market is restricted.

You will be notified if the fund suspends or postpones the offer, and if the fund resumes its offer.

9. Tax Consequences. You should consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of redeeming shares. Shares tendered pursuant to the fund's offer will be treated as a taxable sale of the shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your shares less than twelve months, and as a long-term capital gain or loss if you held your shares for more than twelve months.

10. Documents In Proper Form. The fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The fund reserves the absolute right to reject any or all eligible requests or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the fund's counsel, doing so would be unlawful. The fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request. The fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND'S PROSPECTUS.

FOR THE FUND'S LATEST NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR.



Advantage Advisers Multi Sector Fund I Repurchase Request Form


This form must be received in proper order by June 28, 2002 if you wish to redeem your shares of the Advantage Advisers Multi-Sector Fund I. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m., Eastern time on June 28, 2002.

If you have any questions regarding this form, please contact your financial advisor.

Name and address of registered shareholder(s):

Registered Shareholder:
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Street Address:
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City, State and Zip Code:
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Account Number:
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Social Security Number:
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Daytime Telephone Number:
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Please provide a phone number where you can be reached if there are any questions about your request.



Section I.                 Share Repurchase

I/We request that Advantage Advisers Multi-Sector Fund I repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

___ Partial Repurchase:

Please repurchase _____________ shares from my/our account.

Or

Please repurchase $____________ worth of shares from my/our account.

___ Full Repurchase:

Please repurchase all shares from my/our account.



SECTION II.  PAYMENT

Proceeds of your tender will be credited to your brokerage account.



SECTION III. SIGNATURE

Please sign below and note the following important points:


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Your signature(s) below must correspond exactly with the name(s) in which the shares are registered.

* If the shares are held by two or more joint holders, all must sign.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:



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